UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21609

Western Asset Variable Rate Strategic Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

December 31, 2007

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited)	December 31, 2007

Face Amount†		Security	Value
CORPORATE BONDS & NOTES — 23.5%
Aerospace & Defense — 0.3%
100,000		DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (a)	$100,000
		Hawker Beechcraft Acquisition Co.:
10,000		Senior Notes, 8.875% due 4/1/15 (b)(c)	9,925
90,000		Senior Subordinated Notes, 9.750% due 4/1/17 (b)	89,775
250,000		L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (a)	257,187
		Total Aerospace & Defense	456,887
Airlines — 0.0%
60,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	63,600
Auto Components — 0.2%
100,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13 (a)	74,000
245,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	218,050
		Total Auto Components	292,050
Automobiles — 1.0%
		Ford Motor Co.:
		Debentures:
60,000		8.875% due 1/15/22 (a)	48,000
50,000		6.625% due 10/1/28 (a)	33,500
790,000		Notes, 7.450% due 7/16/31 (a)	590,525
425,000		Senior Notes, 4.950% due 1/15/08 (a)	424,719
		General Motors Corp., Senior Debentures:
50,000		8.250% due 7/15/23 (a)	40,000
410,000		8.375% due 7/15/33 (a)	332,100
		Total Automobiles	1,468,844
Building Products — 0.4%
		Associated Materials Inc.:
100,000		Senior Discount Notes, step bond to yield 16.276% due 3/1/14 (a)	64,500
100,000		Senior Subordinated Notes, 9.750% due 4/15/12 (a)	102,500
389,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (b)	395,505
5,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14 (a)	4,025
100,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.350% due 3/1/14 (a)	59,000
		Total Building Products	625,530
Chemicals — 0.1%
45,000		Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	36,112
20,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	21,300
25,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	26,938
		Total Chemicals	84,350
Commercial Banks — 2.8%
770,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(b)	779,625
		HSBC Bank PLC:
14,936,000	RUB	8.900% due 12/20/10 (a)(d)	608,671
60,000		10.449% due 8/20/12	55,872
		Medium-Term Notes:
800,000		8.010% due 7/20/12 (a)(b)(d)	671,040
60,000		10.199% due 8/20/12 (d)	55,338
560,000		HSBK Europe BV, 7.250% due 5/3/17 (a)(b)	490,000

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†		Security	Value
Commercial Banks — 2.8% (continued)
830,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)(d)	$743,991
7,212,500	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (b)	294,923
250,000		TuranAlem Finance BV, Bonds, 6.555% due 1/22/09 (a)(b)(d)	230,313
390,000		VTB Capital SA, 6.660% due 11/2/09 (a)(b)(d)	385,125
		Total Commercial Banks	4,314,898
Commercial Services & Supplies — 0.5%
100,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	94,500
175,000		Allied Waste North America Inc., Senior Notes, 7.250% due 3/15/15 (a)	175,000
90,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	94,163
125,000		Interface Inc., Senior Notes, 10.375% due 2/1/10 (a)	131,562
110,000		Rental Services Corp., 9.500% due 12/1/14 (a)	99,000
120,000		US Investigations Services Inc., 10.500% due 11/1/15 (b)	110,400
		Total Commercial Services & Supplies	704,625
Construction & Engineering — 0.4%
570,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (b)	574,275
Consumer Finance — 4.5%
		Ford Motor Credit Co.:
		Notes:
115,000		6.625% due 6/16/08 (a)	113,337
3,000,000		6.813% due 1/15/10 (a)(d)	2,733,345
220,000		Senior Notes, 9.875% due 8/10/11 (a)	208,235
		General Motors Acceptance Corp.:
50,000		Bonds, 8.000% due 11/1/31 (a)	42,044
		Notes:
25,000		7.250% due 3/2/11 (a)	21,928
500,000		6.750% due 12/1/14 (a)	403,797
4,000,000		7.324% due 12/1/14 (a)(d)	3,213,540
		Total Consumer Finance	6,736,226
Containers & Packaging — 0.3%
		Graham Packaging Co. Inc.:
75,000		8.500% due 10/15/12 (a)	70,500
30,000		Senior Subordinated Notes, 9.875% due 10/15/14 (a)	27,750
190,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (a)	188,575
165,000		Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (a)	164,587
		Total Containers & Packaging	451,412
Diversified Consumer Services — 0.1%
		Education Management LLC/Education Management Finance Corp.:
90,000		Senior Notes, 8.750% due 6/1/14 (a)	90,788
35,000		Senior Subordinated Notes, 10.250% due 6/1/16 (a)	36,225
30,000		Service Corp. International, Senior Notes, 7.625% due 10/1/18 (a)	30,300
		Total Diversified Consumer Services	157,313
Diversified Financial Services — 1.2%
80,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	65,000
100,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	94,750
250,000		Chukchansi Economic Development Authority, Senior Notes, 8.238% due 11/15/12 (a)(b)(d)	245,000
80,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15 (a)	80,400

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Diversified Financial Services — 1.2% (continued)
300,000	Merna Reinsurance Ltd., Subordinated Notes, 6.580% due 7/7/10 (a)(b)(d)	$296,745
5,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11 (a)	4,600
840,000	TNK-BP Finance SA, 6.875% due 7/18/11 (a)(b)	831,600
20,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15 (a)	14,900
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (a)	120,937
	Total Diversified Financial Services	1,753,932
Diversified Telecommunication Services — 1.1%
467,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)(b)	468,167
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28 (a)	39,263
135,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (a)	129,262
25,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)	25,938
225,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (a)	233,437
40,000	Level 3 Financing Inc., 9.250% due 11/1/14 (a)	36,400
250,000	Qwest Corp., Notes, 8.241% due 6/15/13 (a)(d)	256,250
	Virgin Media Finance PLC, Senior Notes:
100,000	8.750% due 4/15/14 (a)	99,750
130,000	9.125% due 8/15/16 (a)	129,350
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	200,450
	Total Diversified Telecommunication Services	1,618,267
Electric Utilities — 0.7%
1,022,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(b)	1,047,550
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	10,950
	Total Electric Utilities	1,058,500
Energy Equipment & Services — 0.1%
155,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	150,738
20,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14 (a)	20,650
	Total Energy Equipment & Services	171,388
Food & Staples Retailing — 0.3%
475,210	CVS Corp., Pass-through Certificates, 6.117% due 1/10/13 (a)(b)	481,345
Gas Utilities — 0.0%
45,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	43,875
Health Care Equipment & Supplies — 0.0%
15,000	Advanced Medical Optics Inc., 7.500% due 5/1/17 (a)	13,875
Health Care Providers & Services — 0.4%
60,000	Community Health Systems Inc., 8.875% due 7/15/15 (a)	61,425
	HCA Inc.:
195,000	Notes, 6.375% due 1/15/15 (a)	165,750
100,000	Senior Secured Notes, 9.625% due 11/15/16 (a)(c)	106,000
275,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14 (a)	263,312
10,000	Universal Hospital Services Inc., 8.500% due 6/1/15 (a)(c)	10,150
35,000	US Oncology Holdings Inc., 10.759% due 3/15/12 (a)(c)(d)	29,225
	Total Health Care Providers & Services	635,862
Hotels, Restaurants & Leisure — 1.1%
175,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12 (a)	178,062
35,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	13,475

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 1.1% (continued)
234,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)(b)	$226,980
125,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14 (a)	74,375
70,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	73,150
250,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	236,250
260,000	MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17 (a)	258,050
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (a)	189,000
200,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (a)	203,000
25,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	22,125
	Snoqualmie Entertainment Authority, Senior Secured Notes:
10,000	9.063% due 2/1/14 (a)(b)(d)	9,500
5,000	9.125% due 2/1/15 (a)(b)	4,850
	Station Casinos Inc.:
155,000	Senior Notes, 7.750% due 8/15/16 (a)	140,663
15,000	Senior Subordinated Notes, 6.875% due 3/1/16 (a)	11,025
	Total Hotels, Restaurants & Leisure	1,640,505
Household Durables — 0.2%
45,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (a)	45,900
220,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.979% due 9/1/12 (a)	199,100
	Total Household Durables	245,000
Independent Power Producers & Energy Traders — 1.4%
40,000	AES China Generating Co., Ltd., 8.250% due 6/26/10 (a)	38,905
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10 (a)	395,625
25,000	8.875% due 2/15/11 (a)	26,188
120,000	Dynegy Holdings Inc., 7.750% due 6/1/19 (a)	111,300
	Edison Mission Energy, Senior Notes:
80,000	7.750% due 6/15/16 (a)	82,800
30,000	7.200% due 5/15/19 (a)	29,625
30,000	7.625% due 5/15/27 (a)	28,350
	Energy Future Holdings, Senior Notes:
120,000	10.875% due 11/1/17 (b)	121,200
700,000	11.250% due 11/1/17 (b)(c)	710,500
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	130,975
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14 (a)	73,312
310,000	7.375% due 2/1/16 (a)	303,025
	Total Independent Power Producers & Energy Traders	2,051,805
IT Services — 0.2%
50,000	Ceridian Corp., 12.250% due 11/15/15 (a)(b)(c)	46,750
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13 (a)	51,125
175,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	179,812
20,000	Vangent Inc., 9.625% due 2/15/15 (a)	17,250
	Total IT Services	294,937
Machinery — 0.0%
10,000	Terex Corp., 8.000% due 11/15/17 (a)	10,175

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Media — 1.1%
60,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (a)	$60,975
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
20,000	Senior Accreting Notes, 12.125% due 1/15/15 (a)	12,700
60,000	Senior Notes, 11.750% due 5/15/14 (a)	38,250
497,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	407,540
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (a)	7,800
30,000	CMP Susquehanna Corp., 9.875% due 5/15/14 (a)	22,650
	CSC Holdings Inc.:
75,000	Senior Debentures, 8.125% due 8/15/09 (a)	76,500
250,000	Senior Notes, 8.125% due 7/15/09 (a)	254,687
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (a)	374,062
105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	96,863
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13 (a)	72,000
240,000	Senior Notes, 8.875% due 10/15/17 (a)(b)	223,200
50,000	Sun Media Corp., 7.625% due 2/15/13 (a)	48,938
40,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)(b)	38,650
10,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (a)(d)	9,450
	Total Media	1,744,265
Metals & Mining — 0.8%
300,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	322,500
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	156,000
80,000	Noranda Aluminium Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(c)(d)	68,400
25,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	23,625
125,000	Ryerson Inc., 12.000% due 11/1/15 (a)(b)	124,063
95,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15 (a)(b)	92,150
50,000	Tube City IMS Corp., 9.750% due 2/1/15 (a)	45,250
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17 (a)	129,037
201,000	6.875% due 11/21/36 (a)	204,339
	Total Metals & Mining	1,165,364
Multiline Retail — 0.1%
155,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)(c)	122,838
	Neiman Marcus Group Inc.:
20,000	Senior Notes, 9.000% due 10/15/15 (a)(c)	20,725
40,000	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	41,850
	Total Multiline Retail	185,413
Office Electronics — 0.1%
120,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17 (a)	125,291
Oil, Gas & Consumable Fuels — 2.0%
170,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	172,550
70,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15 (a)	68,075
210,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15 (a)	213,675
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12 (a)	385,800
300,000	7.750% due 1/15/32 (a)	306,023

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 2.0% (continued)
	Enterprise Products Operating LP:
120,000	7.034% due 1/15/68 (a)(d)	$108,962
80,000	Junior Subordinated Notes, 8.375% due 8/1/66 (a)(d)	82,032
60,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	58,050
	Gazprom, Loan Participation Notes:
190,000	6.212% due 11/22/16 (b)	182,761
210,000	6.510% due 3/7/22 (b)	200,172
30,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	28,800
330,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (a)(b)	314,061
55,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)(b)	54,725
75,000	Peabody Energy Corp., 6.875% due 3/15/13 (a)	75,750
45,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)	42,975
140,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (a)	140,700
20,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)(b)	18,850
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32 (a)	613,750
	Total Oil, Gas & Consumable Fuels	3,067,711
Paper & Forest Products — 0.2%
	Abitibi-Consolidated Co. of Canada:
10,000	Notes, 7.750% due 6/15/11 (a)	7,850
	Senior Notes:
35,000	6.000% due 6/20/13 (a)	24,019
15,000	8.375% due 4/1/15 (a)	11,212
	Abitibi-Consolidated Inc.:
20,000	Debentures, 7.400% due 4/1/18 (a)	13,250
80,000	Notes, 8.550% due 8/1/10 (a)	70,400
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11 (a)	98,625
125,000	Senior Subordinated Notes, 9.750% due 6/15/14 (a)	124,375
20,000	NewPage Corp., Senior Secured Notes, 11.161% due 5/1/12 (a)(d)	20,725
	Total Paper & Forest Products	370,456
Pharmaceuticals — 0.1%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (a)	99,325
Real Estate Investment Trusts (REITs) — 0.3%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15 (a)	4,850
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12 (a)	367,623
10,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (a)	3,450
30,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17 (a)	29,850
	Total Real Estate Investment Trusts (REITs)	405,773
Real Estate Management & Development — 0.1%
15,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (a)	9,675
190,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)(b)	120,175
	Total Real Estate Management & Development	129,850
Road & Rail — 0.2%
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	374,400
Software — 0.0%
30,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	26,100
Specialty Retail — 0.0%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (a)	68,800

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Textiles, Apparel & Luxury Goods — 0.1%
50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (a)	$50,125
25,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11 (a)	25,000
50,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14 (a)	37,250
	Total Textiles, Apparel & Luxury Goods	112,375
Tobacco — 0.0%
	Alliance One International Inc.:
10,000	8.500% due 5/15/12 (a)	9,800
40,000	Senior Notes, 11.000% due 5/15/12 (a)	42,000
	Total Tobacco	51,800
Trading Companies & Distributors — 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(b)	44,500
130,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	120,900
	Total Trading Companies & Distributors	165,400
Transportation Infrastructure — 0.1%
210,000	Saint Acquisition Corp., Senior Secured Notes, 12.619% due 5/15/15 (a)(b)(d)	109,463
Wireless Telecommunication Services — 0.9%
10,000	MetroPCS Wireless Inc., 9.250% due 11/1/14 (a)	9,450
	Rural Cellular Corp.:
20,000	8.124% due 6/1/13 (a)(d)	20,400
100,000	Senior Notes, 9.875% due 2/1/10 (a)	104,250
40,000	Senior Secured Notes, 8.250% due 3/15/12 (a)	41,700
731,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(b)	741,965
380,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (b)	380,950
	Total Wireless Telecommunication Services	1,298,715
	TOTAL CORPORATE BONDS & NOTES (Cost — $37,495,956)	35,449,977
ASSET-BACKED SECURITIES — 16.0%
Home Equity — 16.0%
350,000	Asset Backed Funding Certificates, 5.175% due 1/25/35 (a)(d)	330,885
539,853	Asset Backed Securities Corp., 5.025% due 6/25/35 (a)(d)	506,136
447,526	Bravo Mortgage Asset Trust, 4.995% due 7/25/36 (a)(b)(d)	441,354
	Countrywide Asset-Backed Certificates:
94,901	4.935% due 6/25/36 (a)(d)	94,761
777,365	5.865% due 8/25/47 (a)(b)(d)	766,033
835,050	5.465% due 10/25/47 (a)(d)	818,547
2,000,000	GMAC Mortgage Corp. Loan Trust, 4.935% due 12/25/36 (a)(d)	1,988,607
1,338,036	Greenpoint Home Equity Loan Trust, 5.308% due 8/15/30 (a)(d)	1,338,304
410,000	GSAMP Trust, 6.465% due 11/25/34 (a)(d)	329,843
1,034,920	Home Equity Mortgage Trust, 5.025% due 7/25/36 (a)(d)	941,887
410,000	IXIS Real Estate Capital Trust, 5.205% due 2/25/36 (a)(d)	399,376
666,178	JP Morgan Mortgage Acquisition Corp., 5.125% due 7/25/35 (a)(d)	652,044
2,990,368	Lehman XS Trust, 4.660% due 7/25/35 (a)(d)	2,993,094
	Long Beach Mortgage Loan Trust:
284,232	5.005% due 11/25/35 (a)(d)	282,541
300,000	5.105% due 1/25/46 (a)(d)	285,940
427,611	MASTR Second Lien Trust, 5.135% due 9/25/35 (a)(d)	419,277
2,951	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35 (a)(b)	2,872
	Morgan Stanley ABS Capital I:
1,100,000	5.235% due 2/25/37 (a)(d)	616,359

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
Home Equity — 16.0% (continued)
1,000,000	5.285% due 2/25/37 (a)(d)	$508,436
800,000	5.415% due 2/25/37 (a)(d)	254,607
500,000	5.865% due 2/25/37 (a)(d)	118,580
700,000	6.065% due 2/25/37 (a)(d)	141,793
1,027,972	Morgan Stanley Mortgage Loan Trust, 4.985% due 10/25/36 (a)(d)	1,022,585
271,237	Option One Mortgage Loan Trust, 5.265% due 2/25/35 (a)(d)	253,280
	RAAC:
835,519	5.135% due 5/25/36 (a)(b)(d)	693,771
737,155	5.115% due 2/25/37 (a)(b)(d)	676,343
1,390,867	5.155% due 1/25/46 (a)(b)(d)	1,290,745
1,200,000	5.665% due 10/25/46 (a)(b)(d)	480,000
653,701	RAAC Series, 6.065% due 9/25/47 (a)(d)	606,455
217,877	Renaissance Home Equity Loan Trust, 5.305% due 8/25/33 (a)(d)	214,801
190,040	Renaissance Net Interest Margin Trust, 8.353% due 6/25/37 (a)(b)	137,779
	SACO I Trust:
473,998	5.215% due 9/25/35 (a)(d)	406,770
1,280,388	5.035% due 3/25/36 (a)(d)	741,171
1,280,231	5.095% due 4/25/36 (a)(d)	843,198
107,070	Sail Net Interest Margin Notes, 5.500% due 3/27/34 (a)(b)	7,167
	Structured Asset Investment Loan Trust:
810,000	6.165% due 10/25/34 (a)(d)	778,774
99,351	5.095% due 2/25/35 (a)(b)(d)	98,839
	Structured Asset Securities Corp.:
1,236,792	5.135% due 5/25/31 (a)(b)(d)	1,229,749
290,000	5.045% due 5/25/47 (a)(d)	244,018
500,000	Washington Mutual Asset-Backed Certificates, 5.915% due 5/25/47 (a)(d)	153,116
	TOTAL ASSET-BACKED SECURITIES (Cost — $29,375,141)	24,109,837
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7%
515,859	Adjustable Rate Mortgage Trust, 5.135% due 2/25/36 (a)(d)	506,685
	American Home Mortgage Investment Trust:
670,589	5.350% due 11/25/45 (a)(d)	669,047
410,000	5.665% due 11/25/45 (a)(d)	400,829
	Banc of America Funding Corp.:
1,125,659	6.000% due 5/20/33 (a)	1,121,756
987,384	5.789% due 6/20/35 (a)(d)	984,764
1,192,108	Countrywide Alternative Loan Trust, 5.179% due 7/20/35 (a)(d)	1,125,180
1,781,584	Countrywide Home Loans, 5.310% due 2/20/36 (a)(d)	1,800,724
	Downey Savings & Loan Association Mortgage Loan Trust:
646,452	5.708% due 3/19/36 (a)(d)	625,443
646,452	5.708% due 4/19/36 (a)(d)	585,140
1,319,718	5.295% due 8/19/45 (a)(d)	1,252,236
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
4,907,486	5.000% due 1/15/19 (f)	547,623
5,475,390	5.000% due 5/15/23 (f)	848,399
4,090,788	5.000% due 5/15/23 (f)	43,311
6,552,319	5.000% due 1/15/24 (f)	290,992
5,041,915	5.000% due 5/15/24 (f)	155,486
9,618,933	5.000% due 7/15/26 (f)	534,748
	PAC-1 IO:
312,969	5.000% due 8/15/19 (f)	1,221
5,854,146	5.000% due 3/15/22 (f)	940,117
	Federal National Mortgage Association (FNMA):
4,671,492	IO, 5.500% due 7/1/18 (d)(f)	727,368

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7% (continued)
13,376,983	STRIP, IO, 5.000% due 7/1/33 (f)	$3,200,094
6,234	First Franklin Mortgage Loan Asset Backed Certificates, 5.265% due 12/25/32 (a)(d)	6,227
445,882	Harborview Mortgage Loan Trust, 5.315% due 1/19/35 (a)(d)	430,650
	Indymac Index Mortgage Loan Trust:
657,525	5.295% due 9/25/34 (a)(d)	638,404
187,580	5.265% due 11/25/34 (a)(d)	176,065
220,031	5.255% due 12/25/34 (a)(d)	209,041
1,189,175	5.403% due 10/25/35 (a)(d)	1,176,335
704,422	Lehman XS Trust, 5.165% due 11/25/35 (a)(d)	669,033
268,140	Long Beach Mortgage Loan Trust, 5.690% due 9/25/31 (a)(d)	223,625
1,407,661	Luminent Mortgage Trust, 5.065% due 2/25/46 (a)(d)	1,311,171
394,545	MASTR Adjustable Rate Mortgages Trust, 5.021% due 12/25/33 (a)(d)	392,860
1,718,692	Morgan Stanley Mortgage Loan Trust, 5.524% due 5/25/36 (a)(d)	1,705,056
1,370,983	Structured Adjustable Rate Mortgage Loan Trust, 5.235% due 7/25/34 (a)(d)	1,361,872
	Structured Asset Mortgage Investments Inc.:
1,454,432	5.095% due 2/25/36 (a)(d)	1,375,154
702,185	5.075% due 4/25/36 (a)(d)	666,629
	Structured Asset Securities Corp.:
452,968	5.965% due 2/25/28 (a)(d)	438,087
187,557	5.865% due 3/25/28 (a)(d)	168,856
509,072	5.805% due 8/25/28 (a)(d)	458,787
6,628,726	6.553% due 6/25/35 (a)(b)(d)	6,826,023
	Thornburg Mortgage Securities Trust:
738,094	6.184% due 9/25/37 (a)(d)	743,860
593,470	5.135% due 10/25/45 (a)(d)	591,975
392,570	WaMu Mortgage Pass-Through Certificates, 5.706% due 3/25/37 (a)(d)	394,484
937,568	Washington Mutual Inc., 5.225% due 7/25/45 (a)(d)	848,393
445,877	Washington Mutual Mortgage Pass-Through Certificates, 5.728% due 4/25/46 (a)(d)	428,320
1,288,953	Wells Fargo Mortgage Backed Securities Trust, 4.612% due 1/25/35 (a)(d)	1,284,959
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $37,913,246)	38,887,029
COLLATERALIZED SENIOR LOANS — 9.2%
Distributors — 0.6%
990,000	Keystone Auto Industry Inc., Term Loan B, 8.874% due 10/30/09 (b)(d)	904,200
Diversified Financial Services — 0.3%
498,750	Chrysler Financial, Term Loan B, 9.360% due 8/3/12 (b)(d)	480,840
Diversified Telecommunication Services — 0.6%
994,937	Cablevision Systems Corp., Term Loan B, 6.450% due 3/30/13 (b)(d)	941,992
Electric Utilities — 0.6%
997,500	TXU Corp., Term Loan B, 6.579% due 10/10/14 (b)(d)	980,419
Energy Equipment & Services — 0.7%
1,000,000	Sandridge Energy, Term Loan, 8.985% due 4/1/14 (b)(d)	990,000
Health Care Providers & Services — 1.2%
994,975	HCA Inc., Term Loan B, 7.448% due 11/1/13 (b)(d)	960,109
994,987	Health Management Association, Term Loan B, 7.150% due 1/16/14 (b)(d)	931,004
	Total Health Care Providers & Services	1,891,113
Hotels, Restaurants & Leisure — 0.5%
750,000	BLB Worldwide Holdings Inc., Term Loan, 8.985% due 8/15/12 (d)	686,250

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†		Security	Value
COLLATERALIZED SENIOR LOANS — 8.6% (continued)
Independent Power Producers & Energy Traders — 0.6%
899,184		NRG Energy Inc., Term Loan, 7.110% due 2/1/13 (b)(d)	$859,507
Media — 1.2%
1,000,000		Charter Communications Operating LLC, First Lien, 5.260% due 3/5/14 (a)(b)(d)	936,298
994,975		Idearc Inc., Term Loan B, 7.200% due 11/1/14 (b)(d)	949,240
		Total Media	1,885,538
Multiline Retail — 0.3%
500,000		Neiman Marcus Group Inc., Term Loan B, 6.947% due 3/13/13 (b)(d)	482,021
Oil, Gas & Consumable Fuels — 0.6%
		Ashmore Energy International:
47,569		Synthetic Revolving Credit Facility, 8.350% due 3/30/14 (b)(d)	45,547
358,553		Term Loan, 8.360% due 3/30/14 (d)	343,314
		Targa Resources Inc., Term Loans:
344,952		7.534% due 10/28/12 (b)(d)	338,139
193,548		Tranche A, 7.168% due 10/28/12 (b)(d)	189,726
		Total Oil, Gas & Consumable Fuels	916,726
Paper & Forest Products — 0.7%
		Bluegrass Container Co. LLC:
757,576		Second Lien, Tranche, 10.665% due 12/30/13 (b)(d)	761,837
242,424		Term Loans, 10.665% due 12/30/13 (d)	243,788
		Total Paper & Forest Products	1,005,625
Trading Companies & Distributors — 1.3%
1,060,200		Penhall International Corp., Term Loan, 7.200% due 4/1/12 (b)(d)	943,578
1,000,000		Transdigm Inc. Term B, 7.200% due 6/23/13 (b)(d)	979,219
		Total Trading Companies & Distributors	1,922,797
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $14,388,556)	13,947,028
MORTGAGE-BACKED SECURITIES — 18.2%
FHLMC — 1.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,081,500		4.937% due 10/1/37 (a)(d)	1,074,276
525,131		Gold, 7.000% due 6/1/17 (a)	546,520
		TOTAL FHLMC	1,620,796
FNMA — 17.1%
		Federal National Mortgage Association (FNMA):
2,957,112		5.500% due 1/1/14-4/1/35 (a)	2,960,139
1,337,595		7.000% due 3/15/15-6/1/32 (a)	1,411,454
12,771,282		6.000% due 5/1/33-11/1/37 (a)	12,980,099
5,300,000		5.000% due 1/14/38 (g)	5,171,639
3,300,000		5.500% due 1/14/38 (g)	3,296,390
		TOTAL FNMA	25,819,721
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $27,444,082)	27,440,517
SOVEREIGN BONDS — 3.7%
Argentina — 0.5%
		Republic of Argentina:
285,837	ARS	Bonds, 2.000% due 1/3/10 (d)	186,596
657,000		Bonds, Series VII, 7.000% due 9/12/13	564,509
		GDP Linked Securities:
275,000	EUR	1.262% due 12/15/35 (d)	42,820
270,000		1.318% due 12/15/35 (d)	31,050

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†		Security	Value
Argentina — 0.5% (continued)
50,385	ARS	1.383% due 12/15/35 (d)	$1,427
		Total Argentina	826,402
Brazil — 0.1%
		Federative Republic of Brazil:
10,000		11.000% due 8/17/40	13,338
95,000		Collective Action Securities, 8.750% due 2/4/25	120,720
		Total Brazil	134,058
Ecuador — 0.2%
325,000		Republic of Ecuador, 10.000% due 8/15/30 (b)	315,250
El Salvador — 0.2%
		Republic of El Salvador:
132,000		7.750% due 1/24/23 (b)	152,790
59,000		8.250% due 4/10/32 (b)	72,275
		Total El Salvador	225,065
Mexico — 0.5%
695,000		United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	769,017
Panama — 0.7%
		Republic of Panama:
521,000		9.375% due 4/1/29	711,816
260,000		6.700% due 1/26/36	275,145
		Total Panama	986,961
Russia — 0.9%
765,000		Russian Federation, 12.750% due 6/24/28 (a)(b)	1,403,775
Venezuela — 0.6%
		Bolivarian Republic of Venezuela:
24,000		8.500% due 10/8/14	23,280
232,000		5.750% due 2/26/16	187,050
		Collective Action Securities:
105,000		9.375% due 1/13/34	105,000
500,000		Notes, 10.750% due 9/19/13	536,251
		Total Venezuela	851,581
		TOTAL SOVEREIGN BONDS (Cost — $5,297,227)	5,512,109
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.0%
1		U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17 (Cost - $1)	1

Shares
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
100		Ford Motor Co., 7.550%	1,473
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
600		Preferred Plus, Trust, 7.440%	8,598
1,700		Saturns, 8.125%	27,880
		TOTAL FINANCIALS	36,478
		TOTAL PREFERRED STOCKS (Cost — $42,106)	37,951
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $151,956,315)	$145,384,449

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS — 9.3%
U.S. Government Agency — 0.8%
1,160,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.291% - 5.203% due 3/17/08 (a)(h)(i) (Cost - $1,148,447)	$1,150,129
Repurchase Agreement — 8.5%
12,902,000	Morgan Stanley tri-party repurchase agreement dated 12/31/07, 4.250% due 1/2/08; Proceeds at maturity - $12,905,046; (Fully collateralized by U.S. government agency obligation, 0.000% due 01/10/08; Market value - $13,164,184) (Cost - $12,902,000) (a)	12,902,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,050,447)	14,052,129
	TOTAL INVESTMENTS — 105.6% (Cost — $166,006,762#)	159,436,578
	Liabilities in Excess of Other Assets — (5.6)%	(8,407,161)
	TOTAL NET ASSETS — 100.0%	$151,029,417

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, mortgage dollar rolls, and securities traded on a to-be-announced (“TBA”) basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	This security is traded on a TBA basis (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
EUR - Euro
GDP - Gross Domestic Product
IO - Interest Only
MASTR - Mortgage Asset Securitization Transactions Inc.
OJSC - Open Joint Stock Company
PAC - Planned Amortization Class
RUB - Russian Ruble
STRIP - Separate Trading of Registered Interest and Principal

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
9	U.S. Treasury Notes 10 Year Futures, Put	1/25/08	$111.00	$(1,688)
53	U.S. Treasury Notes 10 Year Futures, Put	1/25/08	112.00	(20,703)
	TOTAL OPTIONS WRITTEN			$(22,391)
	(Premiums received - $34,612)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Board of Directors authorized 100 million shares of $0.001 par value common stock.  The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily.  The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for  the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of

Notes to Schedule of Investments (unaudited) (continued)

the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dolar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(l) Security Transactions.  Security transactions are accounted for on a trade date basis.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks.  When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2.  Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,533,125
Gross unrealized depreciation	(9,103,309)
Net unrealized depreciation	$(6,570,184)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	3	06/08	$720,440	$721,913	$1,473
Eurodollar	3	09/08	721,953	723,825	1,872
Eurodollar	3	12/08	722,365	724,725	2,360
Eurodollar	3	03/09	721,940	724,725	2,785
Eurodollar	3	06/09	720,940	723,825	2,885
Eurodollar	3	09/09	719,928	722,625	2,697
U.S. Treasury 2 Year Note	167	03/08	35,117,179	35,111,750	(5,429)
U.S. Treasury 5 Year Note	6	03/08	661,999	661,688	(311)
U.S. Treasury 10 Year Note	21	03/08	2,379,808	2,381,203	1,395
Net Unrealized Gain on Open Futures Contracts					$9,727

Written option transactions entered into during the year ended December 31, 2007 were as follows:

	Number of Contracts	Premiums
Options written, outstanding September 30, 2007	—	—
Options written	62	$34,612
Options written, outstanding December 31, 2007	62	$34,612

At December 31, 2007, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	$412,923	$604,101	02/12/08	$16,858
Indian Rupee	8,879,050	224,526	03/14/08	(474)
Indian Rupee	2,209,200	55,860	03/17/08	(140)
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$16,244

At December 31, 2007, the Fund held the following interest rate swap contracts:

Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/15
Unrealized Depreciation	($142,350)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.655%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/7/14
Unrealized Depreciation	($242,341)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2007, the Fund held the following credit default swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	8/12/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$3,100,000
Payments received by the Fund:	2.750% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Appreciation	$17,496

At December 31, 2007, the Fund held TBA securities with a cost of $8,397,984.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: February 28, 2008